September 26, 2025
Disclosure Review and Accounting Office
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E. (Mail Stop 5-6)
Washington, D.C. 20549
ATTN: Document Control – Edgar
RE:
RiverSource Life Insurance Company
on behalf of RiverSource Variable Annuity Account
Post Effective Amendment No. 36 on Form N-4
File Nos. 333-139763/811-07195
Post Effective Amendment No. 1 on Form N-4
File No. 333-290385
RiverSource® Innovations Select Variable Annuity
RiverSource® Endeavor Select Variable Annuity
RiverSource® Innovations Variable Annuity
RiverSource® Innovations Classic Select Variable Annuity
RiverSource® Innovations Classic Variable Annuity
RiverSource® New Solutions Variable Annuity
Evergreen Essential Variable Annuity
Evergreen New Solutions Select Variable Annuity
Evergreen New Solutions Variable Annuity
Wells Fargo Advantage Select Variable Annuity
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced variable annuities do not differ from that contained in Post- Effective Amendment No. 36 on form N-4, File No. 333-139763/811-07195 and Post-Effective Amendment No. 1 on form N-4, File No. 333-290385 filed on September 22, 2025.
If you have any questions regarding this filing, please contact me at (612) 678-5337.
Very truly yours,
/s/ Nicole D. Wood
Nicole D. Wood Assistant General Counsel and Assistant Secretary